FS GLOBAL CREDIT OPPORTUNITIES
FUND
SECRETARY'S CERTIFICATE
August 9, 2018
            I, Stephen S. Sypherd, Secretary of
FS Global Credit Opportunities Fund, a Delaware statutory trust (the "Fund"), hereby certify that the Supplement to the Amended and Restated
Declaration of Trust Establishing the Rights and
Preferences of the Term Preferred Shares attached hereto as Annex A (including the appendices attached thereto) was duly adopted in accordance with the provisions of the Amended and Restated Declaration of Trust of the Fund dated as of March 26, 2013 ("Declaration of Trust") by the Trustees (as defined in the Declaration of Trust) of the Fund.

IN WITNESS WHEREOF, I
have executed this Certificate as
of the date first written above.


Name: Stephen S. Sypherd
Title: Secretary


Annex A

Supplement


EXECUTION VERSION
FS GLOBAL CREDIT OPPORTUNITIES FUND
SUPPLEMENT TO THE AMENDED AND RESTATED
DECLARATION OF TRUST ESTABLISHING
AND FIXING THE RIGHTS AND PREFERENCES
OF THE TERM PREFERRED SHARES
RECITALS
       WHEREAS, the Board of Trustees of FS Global
Credit Opportunities Fund, a Delaware statutory trust (the "Fund"), is authorized pursuant to Section 6.2 of the Fund's Amended and Restated Declaration of Trust, dated as of
March 26, 2013 (which, as hereafter restated or amended
from time to time, is herein called the "Declaration"), to
issue preferred shares of the Fund in one or more classes and series, with such rights, powers, preferences and privileges as the Trustees see fit, all without the approval of Shareholders
(as defined in the Declaration) in the Fund;
       WHEREAS, the Board of Trustees has authorized
this Supplement to establish and fix the rights and preferences of preferred shares of the Fund, such shares to be classified as Term Preferred Shares and such Term Preferred Shares to be issued in one or more series (each such series, a "Series"); and
       WHEREAS, the rights, powers, preferences and
privileges of each Series of Term Preferred Shares are set forth in this Supplement, as modified, amended or supplemented in an appendix hereto (each an "Appendix" and collectively the "Appendices") specifically relating to such Series (each such Series being referred to herein as a "Series of Term Preferred Shares," "Term Preferred Shares of a Series," "Term Preferred Shares of any Series" or a "Series," and shares of all such
Series being referred to herein individually as a "Term
Preferred Share" and collectively as the "Term Preferred
Shares").
       NOW, THEREFORE, in consideration of the
foregoing, the Board of Trustees does hereby supplement the Declaration to authorize the issuance by the Fund of each
Series of Term Preferred Shares as hereinafter set forth.
DEFIN
ITION
S
1.1	Definitions. Unless the context or use indicates another
or different meaning or intent and except with respect to any Series as specifically provided in the Appendix applicable to such Series, each of the following terms when used in this Supplement shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:
"1940 Act" means the Investment Company Act of
1940, as amended, or any successor statute.
       "1940 Act Asset Coverage" means "asset coverage," as defined in Section 18(h) of the 1940 Act of at least 200% with respect to all outstanding senior securities of the Fund which are shares of stock for purposes of the 1940 Act, including all outstanding Term Preferred Shares (or such other asset coverage as may in the future be specified in or under the 1940 Act as the minimum asset coverage for senior securities which are shares of stock of a closed-end investment company).
       "Adviser" means FS Global Advisor, LLC, or such other entity as shall be then serving as the investment adviser of the Fund, and shall include, as appropriate, any sub-adviser duly appointed by the Adviser.
       "Appendices" and "Appendix" shall have the respective meanings set forth in the Recitals of this Supplement.
       "Asset Coverage" means "asset coverage," as defined for purposes of Section 18(h) of the 1940 Act, of a class of senior securities of the Fund which is stock, determined on the basis of values calculated as of a time within 48 hours (only including Business Days) next preceding the time of such determination.


       "Asset Coverage Cure Date" means, with respect to
the failure by the Fund to maintain Asset Coverage of the
Term Preferred Shares of at least 225% as of the close of business on each Business Day (as required by Section 2.4(a)), the date that is ten (10) Business Days following the close of business on such Business Day.
"Asset Coverage Redemption Price" shall have the
meaning set forth in Section 2.5(b)(ii).
       "Board of Trustees" means the Board of Trustees of
the Fund or any duly authorized committee thereof as
permitted by applicable law.
       "Business Day" means any day (i) other than a day
on which commercial banks in The City of New York, New
York are required or authorized by law or executive order to close and (ii) on which the New York Stock Exchange is not closed.
"By-Laws" means the By-Laws of the Fund as
amended from time to time. "Code" means the
Internal Revenue Code of 1986, as amended.
       "Common Shares" means the Shares (as defined in
the Declaration) that do not have priority over any other class or series of Shares as to distributions of assets or payments of dividends.
       "Concentration Limit" means, with respect to the investments of the Fund in all issuers in a consolidated group of corporations or other entities in accordance with GAAP, 5% of the Market Value of the Fund's assets, provided that, with respect to up to five (5) such issuers, 7% of the Market Value of the Fund's assets.
       "Corrective Action" means, for the purpose of
allowing the Fund to comply with the Asset Coverage
requirements set forth in Section 2.4(a), (i) an Irrevocable Deposit to fund the redemption of Preferred Shares; (ii) the repayment of indebtedness of the Fund; (iii) corrective trades involving Fund assets; or (iv) any combination of the actions described in clauses (i) through (iii) of this definition.
       "Custodian" means a bank, as defined in Section
2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Fund as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Custodian. "Custodian Agreement" means any Custodian
Agreement by and between the Custodian and the
Fund.
       "Date of Original Issue" means, with respect to any Series, the date specified as the Date of Original Issue for such Series in the Appendix hereto relating to such Series. "Declaration" shall have the meaning set forth in the
Recitals of this Supplement. "Default" shall mean a
Dividend Default or a Redemption Default.
       "Default Rate" means, with respect to any Series of
Term Preferred Shares, the sum of the applicable Dividend
Rate for such Series plus 5.00% per annum.
       "Deposit Securities" means, as of any date, any
United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment
Date or other payment date in respect of which such security or other investment has been deposited or set aside as a
Deposit Security:
(1)	cash or any cash equivalent;
(2)	any U.S. Government Obligation;


       (3)	any investment in any money market fund
registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, in each case, that invests principally in U.S. Government Obligations; or
       (4)	any letter of credit from a bank or other
financial institution that has a credit rating from at least one NRSRO that is the highest applicable rating generally ascribed by such NRSRO to bank deposits or short-term debt of banks
or such other financial institutions as of the date of this Supplement (or such rating's future equivalent).
"Dividend Default" shall have the meaning set forth
in Section 2.2(g)(i).
       "Dividend Payment Date" means, with respect to any
Series, each of the Dividend Payment Dates for such Series of
Term Preferred Shares set forth in the Appendix hereto
relating to such Series.
       "Dividend Period" means, with respect to any Series,
the Dividend Period for such Series set forth in the Appendix hereto relating to such Series.
       "Dividend Rate" means, with respect to any Series
and as of any date, the rate per annum specified as the
Dividend Rate for such Series as of such date in the Appendix hereto relating to such Series, as adjusted (if applicable) in accordance with the provisions of Section 2.2(g).
       "Equity Restriction" means, with respect to the
investments of the Fund in Equity Securities, other than Equity Securities issued by other investment companies and funds that invest primarily in securities other than Equity Securities and assets that the Fund receives in exchange for credit instruments as part of a reorganization process, 20% of the Fund's net assets (plus the amount of any borrowings for investment
purposes).
       "Equity Securities" means common stock and
securities representing equity tranches of collateralized loan obligations, and options and other derivatives thereon.
       "Electronic Means" means email transmission,
facsimile transmission or electronic transmission (as defined in the Delaware Statutory Trust Act) (but excluding online communications systems covered by a separate agreement)
acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other operative method set forth in this definition).
"Exchange Act" means the Securities Exchange Act
of 1934, as amended. "Fund" shall have the meaning
set forth in the Recitals to this Supplement.
       "Holder" means, with respect to the Term Preferred
Shares of any Series or any other security issued by the Fund, a Person in whose name such security is registered in the registration books of the Fund maintained by the Redemption and Paying Agent or otherwise.
       "Irrevocable Deposit" means, with respect to the
Term Preferred Shares, the irrevocable deposit with the
Redemption and Paying Agent of Deposit Securities or, with
respect to other Preferred Shares, the irrevocable deposit with the paying agent for such other Preferred Shares of funds or securities (in accordance with the terms of such other Preferred Shares).
       "Liquidation Preference" means, with respect to any
Series, the amount specified as the liquidation preference per share for that Series in the Appendix hereto relating to such Series.
       "Market Value" of any asset of the Fund means, for securities for which market quotations are readily available, the market value thereof determined by an independent third-party pricing service designated from time to time by the Board of Trustees. The Market Value of any asset shall include any interest accrued thereon. The pricing service values portfolio securities at the quoted bid price or the yield equivalent when quotations are readily available. Securities for which market quotations are not readily available are valued at fair value as determined by the pricing service or, in the case of good faith disputes on the part of the Board of Trustees as to the fair value of such securities, the Board of Trustees may determine the fair value thereof in accordance with the Fund's valuation policies and procedures.
Fair valuations will typically be provided by the pricing
service using methods that include, without limitation, consideration of: yields or prices of instruments, obligations, securities or other instruments of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine recommended valuations.
"Moody's" means Moody's Investors Service, Inc.
and any successor or successors thereto. "Notice of
Redemption" shall have the meaning set forth in
Section 2.5(d).
       "NRSRO" means any nationally recognized statistical
rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an "affiliated person" (as defined in Section 2(a)(3) of the 1940 Act) of the Fund.
"Optional Redemption Date" shall have the meaning
set forth in Section 2.5(c)(i).
       "Optional Redemption Premium" means, with respect
to any Series of Term Preferred Shares, the premium
(expressed as a percentage of the Liquidation Preference of the Term Preferred Shares of such Series) payable by the Fund upon the redemption of Term Preferred Shares of such Series
at the option of the Fund, as set forth in the Appendix hereto relating to such Series.
"Optional Redemption Price" shall have the meaning
set forth in Section 2.5(c)(i).
       "Outstanding" means, as of any date with respect to
Term Preferred Shares of any Series, the number of Term
Preferred Shares of such Series theretofore issued by the Fund except (without duplication):
       (a)	any Term Preferred Shares of such Series
theretofore cancelled or redeemed or delivered to the
Redemption and Paying Agent for cancellation or redemption
in accordance with the terms hereof;
       (b)	any Term Preferred Shares of such Series as
to which the Fund shall have given a Notice of Redemption
and irrevocably deposited with the Redemption and Paying
Agent Deposit Securities with an aggregate Market Value
sufficient to redeem such shares in accordance with Section
2.5 hereof;
       (c)	any Term Preferred Shares of such Series as
to which the Fund shall be the Holder; and
       (d)	any Term Preferred Shares of such Series
represented by any security certificate in lieu of which any new security certificate has been executed and delivered by the Fund.
       "Person" means and includes natural persons, corporations, partnerships, limited partnerships, statutory trusts and foreign statutory trusts, trusts, limited liability companies, associations, joint ventures, estates, and any other individual or entity, whether or not a legal entity, in its own or any representative capacity, and governments and agencies and political subdivisions thereof, in each case whether domestic or foreign.
       "Preferred Shares" means Shares issued by the Fund, including the Term Preferred Shares of each Series, that have priority over the Common Shares or any other class of Shares as to distribution of assets or payments of dividends.
       "Rating Agencies" means, as of any date and in respect of a Series of Term Preferred Shares, (i) Moody's, to the extent it maintains a rating on the Term Preferred Shares of such Series on such date and has not been replaced as a Rating Agency in accordance with Section 2.7 and (ii) any other
NRSRO designated as a Rating Agency on such date in accordance with Section 2.7. Moody's has initially been designated as a Rating Agency for purposes of the Term
Preferred Shares subject to this Supplement. In the event that at any time any Rating Agency


(i) ceases to be a Rating Agency for purposes of any Series of Term Preferred Shares and such Rating Agency has been replaced by another Rating Agency in accordance with Section 2.7, any references to any credit rating of the replaced Rating Agency in this Supplement or any Appendix shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Rating Agency published credit ratings for such Series of Term Preferred Shares or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in this Supplement or any Appendix shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of any Series of Term Preferred Shares is terminated in accordance with Section 2.7, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of this Supplement or the Appendix for such Series of Term Preferred Shares, shall be disregarded, and only the ratings of the then-designated Rating Agencies for such Series of Term Preferred Shares shall be taken into account for purposes of this Supplement and such Appendix.
       "Rating Agency Guidelines" means the guidelines of any Rating Agency, as such guidelines may be amended or modified from time to time, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to a Series of Term Preferred Shares for so long as any Term Preferred Shares of such Series are Outstanding.
       "Redemption and Paying Agent" means, with respect to any Series of Term Preferred Shares, DST System, Inc., its successors or any other redemption and paying agent appointed by the Fund with respect to such Series.
       "Redemption and Paying Agent Agreement" means, with respect to any Series, the Adoption Agreement to the Second Amended and Restated Agency Agreement and the
Ancillary Agreements set forth therein by and among the Redemption and Paying Agent, the Fund and the other entities party thereto, as the same may be amended, restated or modified from time to time, or any similar agreement between the Fund and any other redemption and paying agent appointed by the Fund.
"Redemption Date" shall have the meaning set forth in Section 2.5(d)(i). "Redemption Default" shall have the meaning set forth in Section 2.2(g)(i).
       "Redemption Price" shall mean the Term
Redemption Price, the Mandatory Redemption Price or the
Optional Redemption Price, as applicable.
"Securities Act" means the Securities Act of 1933, as amended.
       "Securities Depository" shall mean The Depository
Trust Company and its successors and assigns or any other securities depository selected by the Fund that agrees to follow the procedures required to be followed by such securities depository as set forth in this Supplement with respect to the Term Preferred Shares.
       "Series" and "Series of Term Preferred Shares" shall have the meanings set forth in the Recitals of this Supplement.
       "Supplement" means this Supplement to the Amended and Restated Declaration of Trust Establishing and Fixing the Rights and Preferences of the Term Preferred
Shares, as it may be amended from time to time in accordance with its terms.
"Term Preferred Shares" shall have the meaning set forth in the Recitals of this Supplement.
"Term Preferred Shares of a Series" shall have the meaning set forth in the Recitals of this Supplement.
       "Term Redemption Date" means, with respect to any Series, the date specified as the Term Redemption Date in the Appendix hereto relating to such Series.


"Term Redemption Price" shall have the meaning set
forth in Section 2.5(a). "Trustee" means a member of
the Board of Trustees.
       "U.S. Government Obligations" means direct
obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.
"Voting Period" shall have the meaning set forth in
Section 2.6(b)(i).
       With respect to any Series, any additional definitions specifically set forth in the Appendix relating to such Series and any amendments to any definitions specifically set forth in the Appendix relating to such Series, as such Appendix may be amended from time to time, shall be incorporated herein and made part hereof by reference thereto, but only with respect to such Series.
	1.2	Interpretation. The headings preceding the
text of Sections included in this Supplement are for convenience only and shall not be deemed part of this Supplement or be given any effect in interpreting this Supplement. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of this Supplement. The use of the terms "including" or "include" shall in all cases herein mean
"including, without limitation" or "include, without limitation," respectively. Reference to any Person includes such Person's successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement (including this Supplement), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Sections shall refer to such portions of this Supplement. The use of the terms "hereunder," "hereof,"
"hereto" and words of similar import shall refer to this Supplement as a whole and not to any particular Article, Section or clause of this Supplement.

TERMS APPLICABLE TO ALL SERIES OF
TERM PREFERRED SHARES
       Except for such changes and amendments hereto with respect to a Series of Term Preferred Shares that are specifically contemplated by the Appendix relating to such Series, each Series of Term Preferred Shares shall have the following terms:
	2.1	Number of Shares; Ranking. (a) The number
of authorized shares constituting any Series of
Term Preferred Shares shall be as set forth with respect to such Series in the Appendix hereto relating to such Series. No fractional Term Preferred Shares shall be issued.
                     (b)	The Term Preferred
Shares of each Series shall rank on a parity with Term
Preferred Shares of each other Series and with shares of any other series of Preferred Shares now existing or which may be issued in the future as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund. The Term Preferred Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund over the Common Shares as set forth herein.
                     (c)	No Holder of Term
Preferred Shares shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any Term Preferred Shares or Common Shares or other securities of the Fund which it may hereafter issue or sell.


2.2	Dividends and Distributions. (a) The
Holders of Term Preferred Shares of a Series shall
be
entitled to receive, when, as and if declared by, or under authority granted by, the Board of Trustees, out of funds legally available for the payment thereof and in preference to dividends and other distributions on Common Shares,
cumulative cash dividends and other distributions on each share of such Series at the Dividend Rate in effect during such Dividend Period for such Series applied to the Liquidation Preference for such Series. Dividends and other distributions on the Term Preferred Shares of a Series shall accumulate from the Date of Original Issue with respect to such Series. Dividends payable on Term Preferred Shares of a Series in respect of any period of less than a full Dividend Period, including in connection with the first Dividend Period of such Series or upon any redemption of Term Preferred Shares of such Series, shall be computed on the basis of a 360-day year consisting of twelve 30-day months and the actual number of days elapsed for any period of less than one month.
(b)	Subject to Section 2.2(a),
dividends on Term Preferred Shares
of each Series
with respect to any Dividend Period shall be declared to the Holders of such shares as their names shall appear on the registration books of the Fund at the close of business on each day in such Dividend Period and shall be paid as provided in
Section 2.2(f) hereof.
(c)	(i) No full dividends or
other distributions shall be declared or
paid on shares of
a Series of Term Preferred Shares for any Dividend Period, or part thereof, or on any other Preferred Shares unless full cumulative dividends and other distributions due through the most recent dividend payment dates therefor for all
outstanding Preferred Shares (including shares of other Series of Term Preferred Shares) ranking on a parity with such
Preferred Shares have been, or contemporaneously are,
declared and paid through the most recent dividend payment
dates therefor. If full cumulative dividends and other distributions due have not been declared and paid on all such outstanding Preferred Shares of any series, any dividends and other distributions being declared and paid on Term Preferred Shares of a Series and any other Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and other distributions accumulated but unpaid on each such series of Preferred
Shares on the respective dividend payment dates for each such series. No Holders of Term Preferred Shares shall be entitled to receive any dividends and other distributions, whether
payable in cash, property or shares, in excess of full
cumulative dividends and other distributions as provided in
this Section 2.2(c)(i)  on such Term Preferred Shares.
                      (ii)	For so long as any Term
Preferred Shares are Outstanding, the Fund shall not: (x)
declare or pay any dividend or other distribution (other than a dividend or distribution paid in Common Shares) in respect of the Common Shares, (y) call for redemption or redeem,
purchase or otherwise acquire for consideration any Common Shares, or (z) pay any proceeds of the liquidation of the Fund in respect of the Common Shares, unless, in each case, (A) immediately thereafter, the Fund shall have 1940 Act Asset Coverage after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, (B) all cumulative dividends and other distributions on all Term Preferred Shares and all cumulative dividends and other distributions on all other series of Preferred Shares ranking on a parity with the Term Preferred Shares, in each case due on or prior to the date of such declaration, payment, call for redemption, redemption, purchase or acquisition, as applicable, shall have been declared and paid (or shall have been declared and Deposit Securities (in the case of the Term Preferred Shares) or sufficient securities or funds (in accordance with the terms of such other Preferred Shares) for the payment thereof shall have been deposited irrevocably
with the paying agent for such Preferred Shares) and (C) the
Fund shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.5(d)(ii)
hereof with respect to Outstanding Term Preferred Shares of
any Series to be redeemed pursuant to Section 2.5(a) or
Section 2.5(b) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of such declaration, payment, call for redemption, redemption, purchase or acquisition, as applicable.
                      (iii)	Any dividend payment made
on Term Preferred Shares of a Series shall first be credited against the dividends and other distributions accumulated with respect to the earliest Dividend Period for such Series for which dividends and other distributions have not been paid.
(d)	Not later than 12:00 noon,
New York City time, on the Dividend
Payment Date
for a Series of Term Preferred Shares, the Fund shall deposit with the Redemption and Paying Agent Deposit


Securities having an aggregate Market Value on such date sufficient to pay the dividends and other distributions that are payable on such Dividend Payment Date in respect of such
Series. The Fund may direct the Redemption and Paying
Agent with respect to the investment or reinvestment of any
such Deposit Securities so deposited prior to the Dividend
Payment Date, provided that such investment consists
exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same day funds at the opening of business on such Dividend Payment
Date.
                     (e)	All Deposit Securities
deposited with the Redemption and Paying Agent for the
payment of dividends payable on a Series of Term Preferred
Shares shall be held in trust for the payment of such dividends by the Redemption and Paying Agent for the benefit of the
Holders of such Series entitled to the payment of such
dividends pursuant to Section 2.2(f). Any moneys paid to the Redemption and Paying Agent in accordance with the foregoing but not applied by the Redemption and Paying
Agent to the payment of dividends, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Fund as soon as possible after the date on which such moneys were to have been so applied, upon request of the Fund.
                     (f)	Dividends on Term
Preferred Shares of a Series shall be paid on each Dividend Payment Date for such Series to the Holders of shares of such Series as their names appear on the registration books of the
Fund at the close of business on the day immediately
preceding such Dividend Payment Date (or, if such day is not a Business Day, the next preceding Business Day). Dividends
in arrears on Term Preferred Shares of a Series for any past Dividend Period may be declared and paid at any time without reference to any regular Dividend Payment Date, to the
Holders of shares of such Series as their names appear on the registration books of the Fund on such date, not exceeding fifteen (15) calendar days preceding the payment date thereof, as may be fixed by the Board of Trustees. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on Term Preferred Shares of any Series which may be in arrears.
                     (g)	The Dividend Rate on a
Series of Term Preferred Shares shall be adjusted to the
Default Rate for any date during a Dividend Period with
respect to a Series of Term Preferred Shares on which the
Fund has failed to deposit with the Redemption and Paying
Agent by 12:00 noon, New York City time, on (A) a Dividend
Payment Date for such Series of Term Preferred Shares,
Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Dividend Payment
Date sufficient to pay the full amount of any dividend on such Series of Term Preferred Shares payable on such Dividend
Payment Date (a "Dividend Default") and such Dividend
Default has not ended as contemplated in this Section 2.2(g);
or (B) an applicable Redemption Date for such Series,
Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Redemption Date sufficient to pay the full amount of the Redemption Price
payable in respect of such Series of Term Preferred Shares on such Redemption Date (a "Redemption Default") and such
Redemption Default has not ended as contemplated in this
Section 2.2(g). A Dividend Default or a Redemption Default
on a Series of Term Preferred Shares shall end on the
Business Day on which, by 12:00 noon, New York City time,
an Irrevocable Deposit in an amount equal to all unpaid
dividends on such Series of Term Preferred Shares or any
unpaid Redemption Price on such Series of Term Preferred
Shares, as applicable, shall have been made with the
Redemption and Paying Agent. In the case of any Default on
a Series of Term Preferred Shares, the Dividend Rate for such Series of Term Preferred Shares will be equal to the Default
Rate for each calendar day on which such Default is in effect in respect thereof.
                     (h)	Reporting of Default
Rate. In the event that a Default Rate is in effect for an Outstanding Series of Term Preferred Shares, the Fund shall, or shall request the Redemption and Paying Agent, on behalf of the Fund, as soon as practicable (but in no event later than five (5) Business Days following the first day that such Default Rate is in effect), notify the Holders of the Term Preferred Shares of such Series on the first date on which the Default Rate was in effect by overnight delivery, by first class mail, postage prepaid or by Electronic Means, in each case reasonably designed to reach all Holders of record, of the effectiveness of the Default Rate and the date(s) on which such Default Rate was effective. In addition, following the end of a Default triggering such Default Rate, the Fund shall, or shall request the Redemption and Paying Agent, on behalf of the Fund, as soon as practicable (but in no event later than five (5) Business Days following the last day that such Default Rate is in effect), notify to the Holders of the Term Preferred Shares of such Series on the first date on which the Default Rate ceased to be in effect by overnight delivery, by first class mail, postage prepaid or by Electronic Means, , in each case reasonably designed to reach all Holders of record, of the date on which such Default Rate ceased to be effective (as determined in accordance with Section 2.2(g)).


	2.3	Liquidation Rights.
                     (a)	In the event of any
liquidation, dissolution or winding up of the affairs of the
Fund, whether voluntary or involuntary, the Holders of Term Preferred Shares shall be entitled to receive out of the assets of the Fund available for distribution to shareholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Shares, a liquidation distribution per share equal to the Liquidation Preference for such shares, plus an amount equal to all unpaid dividends and other distributions on such shares accumulated to (but excluding) the date fixed for such distribution or
payment on such shares (whether or not earned or declared by the Fund, but without interest thereon). After the payment to the Holders of Term Preferred Shares of the full preferential amounts provided for in this Section 2.3(a), the Holders of the Term Preferred Shares shall not be entitled to any further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
                     (b)	If, upon any liquidation,
dissolution or winding up of the affairs of the Fund, whether voluntary or involuntary, the assets of the Fund available for distribution among the Holders of all Outstanding Term
Preferred Shares and any other outstanding Preferred Shares ranking on a parity with the Term Preferred Shares shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such Term Preferred Shares plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a) above and the
amounts due upon liquidation, dissolution or winding up of
our affairs with respect to such other Preferred Shares, then such available assets shall be distributed among the Holders of such Term Preferred Shares and such other Preferred Shares ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the
Fund, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding Term Preferred
Share plus accumulated and unpaid dividends and other distributions on such shares as provided in Section 2.3(a)
above have been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Fund will be made by the Fund in respect of, the Common Shares.
                     (c)	Neither the sale of all or
substantially all of the property or business of the Fund, nor the merger, consolidation or reorganization of the Fund into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Fund, shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.
	2.4	Coverage Test. (a)	Asset Coverage
Requirement. For so long as any Term Preferred
Shares of any Series are Outstanding, the Fund shall have
Asset Coverage of at least 225% as of the close of business on each Business Day. If the Fund shall fail to maintain such
Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of
Section 2.5(b) shall apply, which provisions to the extent complied with constitute the sole remedy for the Fund's failure to comply with the provisions of this Section 2.4(a).
(b)	Calculation of Asset
Coverage. For purposes of
determining whether the
requirements of Section 2.4(a) are satisfied, (i) no Term Preferred Shares of any Series or other Preferred Shares shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) if, prior to or concurrently with such determination, an Irrevocable Deposit (in accordance with the terms of such Series or other Preferred Shares) sufficient to pay the full redemption price for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for such Series or other Preferred Shares and the requisite notice of redemption for such Series or other Preferred Shares (or the portion thereof to be redeemed) shall have been given, (ii) the Deposit Securities or such other sufficient securities or funds that shall have been so deposited with the applicable paying agent shall not be included as assets of the Fund for purposes of such computation and (iii) the calculation of Asset Coverage shall exclude (a) the portion of the aggregate value of the Fund's investment in all issuers in a consolidated group of corporations or other entities exceeding the Concentration Limit at the time of purchase of any such investment and (b) the portion of the aggregate value of the Fund's investment in Equity Securities exceeding the Equity Restriction at the time of purchase of any Equity Securities.


(c)	Monitoring of 1940 Act
Asset Coverage. For so long as any
Term Preferred
Shares of any Series are Outstanding, the Fund shall monitor its 1940 Act Asset Coverage on each Business Day. If at any
time when the Term Preferred Shares of any Series are
Outstanding the Fund fails to comply with the 1940 Act Asset Coverage requirements, the Fund will seek to regain compliance as soon as possible, subject to a determination by the Board of Trustees.
2.5	Redemption. Each Series of Term Preferred Shares shall be
subject to redemption by the Fund as provided below:
(a)	Term Redemption. The
Fund shall redeem all Term Preferred
Shares of a Series
on the Term Redemption Date for such Series at a price per
share equal to the Liquidation Preference for such Series plus an amount equal to all unpaid dividends and other
distributions on such Term Preferred Shares accumulated
from and including the Date of Original Issue to (but
excluding) the Term Redemption Date for such Series
(whether or not earned or declared by the Fund, but without interest thereon (the "Term Redemption Price") out of funds legally available for such payment and to the extent permitted by any Financing Arrangement in effect on such
date.
(b)	Asset Coverage Corrective
Action or Cure.
                      (i)	If the Fund fails to comply
with the Asset Coverage requirement as provided in Section
2.4(a) as of any time as of which such compliance is required to be determined in accordance with Section 2.4(a) and such failure is not cured as of the close of business on the Asset Coverage Cure Date (other than as a result of the Corrective Action required by this Section 2.5(b)(i)), the Fund shall, to the extent permitted by the 1940 Act and Delaware law and pursuant to the terms and conditions of any credit agreement, loan agreement, credit facility or other agreement representing borrowings of the Fund (a "Financing Arrangement") that is in effect at such time, by the close of business on the Business
Day next following such Asset Coverage Cure Date, (x)
determine (1) the Corrective Action to be taken to cause the
Fund to regain compliance with the Asset Coverage
requirement provided in Section 2.4(a); and (2) the date, which date shall not be later than fifteen (15) calendar days following such Asset Coverage Cure Date, on which the Fund shall regain compliance with the Asset Coverage requirement
provided in Section 2.4(a); provided that the Fund may select a different Corrective Action to be taken following the determination in clause (x)(1) so long as the Fund regains compliance with the Asset Coverage requirement by the date determined in clause (x)(2); and (y)(1) in the case of a Corrective Action involving an Irrevocable Deposit in connection with a redemption of Preferred Shares pursuant to this Section 2.5(b), cause such Irrevocable Deposit to be made, in each case, on or prior to the fifteenth (15th) calendar day following such Asset Coverage Cure Date, in accordance with the terms of the Preferred Shares to be redeemed, for the redemption of a sufficient number of Preferred Shares that would enable the Fund to meet the requirements of Section 2.5(b)(iii); (2) in the case of a Corrective Action involving a repayment of indebtedness of the Fund, on or prior to the fifteenth (15th) calendar day following such Asset Coverage
Cure Date, repay such indebtedness; or (3) in the case of a Corrective Action involving one or more corrective trades involving assets of the Fund, on or prior to the fifteenth (15th) calendar day following such Asset Coverage Cure Date, execute such corrective trades.
                      (ii)	In the event that any Term
Preferred Shares of a Series then Outstanding are to be
redeemed pursuant to Section 2.5(b)(i), the Fund shall redeem such shares at a price per share equal to the Liquidation Preference of such Series of Term Preferred Shares plus an amount equal to all unpaid dividends and other distributions on such share of such Series of Term Preferred Shares
accumulated from and including the Date of Original Issue to
(but excluding) the date fixed for such redemption by the
Board of Trustees (whether or not earned or declared by the
Fund, but without interest thereon), subject to Section 2.5(d)(vi) (the "Asset Coverage Redemption Price").
                      (iii)	On the Redemption Date
or other applicable redemption date for a redemption contemplated by Section 2.5(b)(i), the Fund shall redeem at the Asset Coverage Redemption Price, out of funds legally available therefor and to the extent permitted by any Financing Arrangement in effect on such date, such number of Preferred Shares (which may include at the sole option of the Fund any number or proportion of Term Preferred Shares of a Series) as shall be equal to the lesser of (x) the minimum number of Preferred Shares, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in the Fund having
Asset Coverage on such Asset Coverage Cure Date of at least


225% (provided, however, that if there is no such minimum
number of Term Preferred Shares and other Preferred Shares
the redemption or retirement of which would have such result, all Term Preferred Shares and other Preferred Shares then outstanding shall be redeemed), and (y) the maximum number of Preferred Shares that can be redeemed out of funds
expected to be legally available therefor in accordance with the Declaration and applicable law and to the extent permitted by any Financing Arrangement in effect on such date. The
Fund shall deliver the Notice of Redemption (as defined
below) and make an Irrevocable Deposit to redeem such
Preferred Shares no later than the thirtieth (30th) calendar day following such Asset Coverage Cure Date, except that if the
Fund does not have funds legally available for the redemption of all of the required number of Term Preferred Shares and
other Preferred Shares which have been designated to be
redeemed on or prior to the thirtieth (30th) calendar day following such Asset Coverage Cure Date, the Fund shall (i) deliver a Notice of Redemption and make an Irrevocable
Deposit to redeem those Term Preferred Shares and other
Preferred Shares for which it does have sufficient funds
legally available and (ii) deliver a Notice of Redemption and make an Irrevocable Deposit to redeem those Term Preferred
Shares and other Preferred Shares for which it did not have sufficient funds on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the Outstanding Term Preferred Shares of a Series are to be
redeemed pursuant to this Section 2.5(b), the number of Term Preferred Shares of such Series to be redeemed from the respective Holders shall be determined (A) pro rata among the Outstanding shares of such Series of Term Preferred Shares,
(B) by lot or (C) in such other manner as the Board of
Trustees may determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in this Section 2.5(b)(iii) shall be subject to any applicable procedures established by the Securities Depository.
(c)	Optional Redemption.
                      (i)	Subject to the provisions
of Section 2.5(c)(ii), the Fund may out of funds legally
available therefor and to the extent permitted by any Financing Arrangement in effect on such date at its option on any
Business Day (such Business Day, an "Optional Redemption
Date") redeem in whole or from time to time in part the Outstanding Term Preferred Shares of a Series, at a redemption price per Term Preferred Share (the "Optional Redemption Price") as set forth in the Appendix relating to such Series of Term Preferred Shares.
                      (ii)	If fewer than all of the
outstanding Term Preferred Shares of a Series are to be
redeemed pursuant to Section 2.5(c)(i), the Term Preferred
Shares of such Series to be redeemed shall be selected either
(A) pro rata among the Holders of such Series, (B) by lot or
(C) in such other manner as the Board of Trustees may
determine to be fair and equitable, in each case, in accordance with the 1940 Act; provided, in each such case, that such method of redemption as set forth in this Section 2.5(c)(ii)
shall be subject to any applicable procedures established by the Securities Depository. Subject to the provisions of this Supplement and applicable law, the Board of Trustees will have the full power and authority to prescribe the terms and conditions upon which Term Preferred Shares will be redeemed pursuant to this Section 2.5(c) from time to time.
                      (iii)	The Fund may not on any
date deliver a Notice of Redemption pursuant to Section 2.5(d)
in respect of a redemption contemplated to be effected
pursuant to this Section 2.5(c) unless on such date the Fund has available Deposit Securities having a Market Value not
less than the amount that will be due to Holders of Term
Preferred Shares by reason of the redemption of such Term Preferred Shares on the Optional Redemption Date contemplated by such Notice of Redemption.
(d)	Procedures for
Redemption.
(i)	If the Fund shall determine
or be required to redeem, in whole
or in part, Term
Preferred Shares of a Series pursuant to Section 2.5(a), (b) or
(c), the Fund shall deliver a notice of redemption (the "Notice of Redemption"), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Fund, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means. A Notice of Redemption shall be provided not more than forty-five (45) calendar days prior to the date fixed for redemption and not less than five (5) calendar days prior to the date fixed for redemption pursuant to Section 2.5(a), (b) or (c) in such Notice of Redemption (the "Redemption Date"). Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the
Series of Term Preferred Shares and number of Term Preferred Shares to be redeemed; (C) the CUSIP number for Term
Preferred Shares of such Series; (D) the applicable Redemption Price on a per share basis; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Trustees requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that dividends on the Term Preferred Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of this Supplement under which such redemption is made. If fewer than all Term Preferred Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of Term Preferred Shares to be redeemed from such Holder or the method of determining such number. The Fund may provide in any Notice of Redemption relating to an optional redemption contemplated to be effected pursuant to Section 2.5(c) of this Supplement that such redemption is subject to one or more conditions precedent and that the Fund shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of
Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.
                      (ii)	If the Fund shall give a
Notice of Redemption, then at any time from and after the
giving of such Notice of Redemption and prior to 12:00 noon,
New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Fund), the Fund shall (A) make an Irrevocable Deposit with the Redemption and Paying Agent of Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the Term
Preferred Shares to be redeemed on the Redemption Date and
(B) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the Term Preferred Shares called for redemption on the Redemption Date. The Fund may direct the Redemption and Paying Agent with respect to the investment of any Deposit Securities consisting of cash so deposited prior to the Redemption Date, provided that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same day funds. Notwithstanding
the provisions of clause (A) of the preceding sentence, if the Redemption Date is the Term Redemption Date, then such Irrevocable Deposit of Deposit Securities shall be made no later than fifteen
(15) calendar days prior to the Term Redemption Date.
                      (iii)	Following the giving of a
Notice of Redemption, upon the date of the Irrevocable
Deposit of Deposit Securities in accordance with Section 2.5(d)(ii), all rights of the Holders of the Term Preferred Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such Term Preferred Shares shall no longer be deemed Outstanding for any purpose
whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends and other distributions thereon in accordance with the terms hereof up to (but excluding) the applicable date of redemption, which accumulated dividends and other distributions, unless previously declared and paid as contemplated by the last sentence of Section 2.5(d)(vi) below, shall be payable only as part of the applicable Redemption
Price on the date of redemption of the Term Preferred Shares). The Fund shall be entitled to receive, promptly after the date of redemption of the Term Preferred Shares, any Deposit Securities in excess of the aggregate Redemption Price of the Term Preferred Shares called for redemption on the
Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of ninety (90) calendar days from the date of redemption of the Term Preferred Shares shall, to the extent permitted by law, be repaid to the Fund, after which the Holders of the Term Preferred Shares so called for redemption shall look only to the Fund for payment of the Redemption
Price thereof. The Fund shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited.
                      (iv)	Notwithstanding the other
provisions of this Section 2.5, except as otherwise required by law, (A) the Fund shall not redeem any Term Preferred Shares or other series of Preferred Shares unless all accumulated and unpaid dividends and other distributions on all Outstanding
Term Preferred Shares and shares of other series of Preferred Shares for all applicable past dividend periods (whether or not earned or declared by the Fund) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds or securities (in accordance with the terms of such Preferred Shares) for the payment of such dividends and other distributions shall have been or are contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such Preferred Shares in accordance with the terms of such Preferred Shares and (B) if, as of the Redemption Date for a Series of Term Preferred Shares, any redemption required with respect to any outstanding Preferred Shares (including shares of other Series of Term Preferred Shares) ranking on a parity with such Series of Term Preferred Shares (x) shall not have been made on the redemption date therefor or is not contemporaneously made on the Redemption
Date or (y) shall not have been or is not contemporaneously noticed and Deposit Securities or sufficient funds or securities (in accordance with the terms of such Term Preferred Shares or other Preferred Shares) for the payment of such redemption shall not have been or are not contemporaneously deposited with the Redemption and Paying
Agent or other applicable paying agent for such other Term Preferred Shares or other Preferred Shares in accordance with the terms of such other Term Preferred Shares or other
Preferred Shares, then any redemption required hereunder
shall be made as nearly as possible on a pro rata basis with all other Preferred Shares then required to be redeemed (or in respect of which securities or funds for redemption are required to be deposited) in accordance with the terms of such Preferred Shares, and the number of shares of such Series of Term Preferred Shares to be redeemed from the respective
Holders shall be determined pro rata among the Outstanding shares of such Series of Term Preferred Shares or in such other manner as the Board of Trustees may determine to be fair and equitable and that is in accordance with the 1940 Act;
provided, in each such case, that such method of redemption as set forth in this Section 2.5(d)(v) shall be subject to any applicable procedures established by the Securities Depository, and provided further, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Term Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding Term Preferred Shares and any other series of Preferred Shares for which all accumulated and unpaid dividends and other distributions have not been paid or for which required redemptions have not been made.
                     (v)	To the extent that any
redemption for which a Notice of Redemption has been
provided is not made (A) by reason of the absence of legally available funds therefor in accordance with the Declaration, this Supplement and applicable law or (B) pursuant to the terms and conditions of any Financing Arrangement in effect
on the date on which such redemption is scheduled, such redemption shall be made as soon as practicable to the extent such funds become available or as permitted by such
Financing Arrangement. No Redemption Default shall be
deemed to have occurred if the Fund shall fail to deposit in trust with the Redemption and Paying Agent Deposit
Securities having an aggregate Market Value on the date
thereof of no less than the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to
such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any Term Preferred Shares, dividends shall be declared and paid on such Term Preferred Shares in accordance with their terms regardless of whether Deposit Securities for the payment of the Redemption Price of such
Term Preferred Shares shall have been deposited in trust with the Redemption and Paying Agent for that purpose.
                     (vi)	Notwithstanding anything
to the contrary in this Supplement or in any Notice of Redemption, if the Fund shall not have redeemed Term
Preferred Shares on the applicable Redemption Date, the
Holders of the Term Preferred Shares subject to redemption
shall continue to be entitled to (a) receive dividends on such Term Preferred Shares accumulated at the Dividend Rate for the period from, and including, such Redemption Date
through, but excluding, the date on which such Term Preferred Shares are actually redeemed and such dividends, to the extent accumulated, but unpaid, during such period (whether or not earned or declared but without interest thereon) shall be included in the Redemption Price for such Term Preferred
Shares and (b) transfer the Term Preferred Shares prior to the date on which such Term Preferred Shares are actually redeemed, provided that all other rights of Holders of such
Term Preferred Shares shall have terminated upon the date of deposit of Deposit Securities in accordance with and as provided in Sections 2.5(d)(ii) and 2.5(d)(iii).
                     (e)	Redemption and Paying
Agent as Trustee of Redemption Payments by Fund. All
Deposit Securities transferred to the Redemption and Paying Agent for payment of the Redemption Price of Term Preferred Shares called for redemption shall be held in trust by the Redemption and Paying Agent for the benefit of Holders of
Term Preferred Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Fund in accordance with the provisions of Section 2.5(d)(iii) above.
                     (f)	Compliance With
Applicable Law. The Fund shall effect any redemption
pursuant to this Section 2.5 in accordance with the 1940 Act and any applicable law and pursuant to the terms and
conditions of any Financing Arrangement in effect as of the
date of such redemption.
                     (g)	Modification of
Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.5, the Fund may, in its sole discretion and without a shareholder vote, modify the procedures set forth above with respect to notification of redemption for the Term Preferred Shares, provided that such modification does not materially and adversely affect the Holders of the Term Preferred Shares or cause the Fund to violate any applicable law, rule or regulation.
2.6	Voting Rights. (a)	One Vote Per
Term Preferred Share. Except as otherwise provided
in
the Declaration, this Supplement, or as otherwise required by law, (i) each Holder of Term Preferred Shares shall be entitled to one vote for each Term Preferred Share held by such Holder on each matter submitted to a vote of all shareholders of the
Fund, and (ii) the Holders of outstanding Preferred Shares, including Term Preferred Shares, and Common Shares shall vote together as a single class; provided, however, that the
Holders of outstanding Preferred Shares, including Term
Preferred Shares, shall be entitled, as a class, to the exclusion of the Holders of Common Shares and all other securities of the
Fund, to elect two Trustees of the Fund at all times. Two of the existing Trustees as of the Date of Original Issue of the initial Series of Term Preferred Shares issued pursuant to this
Supplement shall be designated by the Trustees as of that date as the initial Trustees elected by the Holders of the outstanding Preferred Shares. Subject to Section 2.6(b), the Holders of outstanding Common Shares and Preferred Shares, including
Term Preferred Shares, voting together as a single class, shall elect the balance of the Trustees.
(b)	Voting For Additional
Trustees.
(i)	Voting Period. During any
period in which any one or more of
the conditions
described in clauses (A) or (B) of this Section 2.6(b)(i) shall exist (such period being referred to herein as a "Voting
Period"), the number of Trustees constituting the Board of
Trustees shall be automatically increased by the smallest
number that, when added to the two Trustees elected
exclusively by the Holders of Preferred Shares, including
Term Preferred Shares, would constitute a majority of the
Board of Trustees as so increased by such smallest number;
and the Holders of Preferred Shares, including Term Preferred Shares, shall be entitled, voting as a class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of shares of the Fund), to elect such smallest number of additional Trustees, together with the two Trustees that such Holders are in any event entitled to elect. A Voting Period shall commence:
                        (A)	if, at the close of
business on any dividend payment date, accumulated
dividends (whether or not earned or declared) on any
outstanding Preferred Share, including any Term Preferred
Shares, equal to at least two (2) full years' dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying
Agent or other applicable paying agent for the payment of
such accumulated dividends; or
                        (B)	if at any time Holders
of Preferred Shares are otherwise entitled under the 1940 Act to elect a majority of the Board of Trustees.
       A Voting Period shall terminate upon all of such
conditions ceasing to exist. Upon the termination of a Voting Period, the voting rights described in this Section 2.6(b)(i)
shall cease, subject always, however, to the revesting of such voting rights in the Holders of Preferred Shares upon the further occurrence of any of the events described in this
Section 2.6(b)(i).
(ii)	Notice of Special Meeting.
As soon as practicable after the
accrual of any right
of the Holders of Preferred Shares to elect additional Trustees as described in Section 2.6(b)(i), the Fund shall call a special meeting of such Holders and notify the Redemption and
Paying Agent and/or such other Person as is specified in the terms of such Preferred Shares to receive notice (i) by mailing or delivery by Electronic Means or (ii) by delivering in such other manner and by such other means as are specified in the terms of such Preferred Shares a notice of such special
meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice or the delivery of such notice by such other manner or means as are described in clause (ii) above. If the Fund fails to call such a special meeting, it may be called at the expense of the
Fund by any such Holder on like notice. The record date for determining the Holders of Preferred Shares entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered. At any such special meeting and at each meeting of Holders of
Preferred Shares held during a Voting Period at which
Trustees are to be elected, such Holders, voting together as a class (to the exclusion of the Holders of all other securities and classes of capital stock of the Fund), shall be entitled to elect the number of Trustees prescribed in Section 2.6(b)(i) on a one-vote-per-share basis.
                    (iii)	Terms of Office of
Existing Trustees. The terms of office of the incumbent
Trustees of the Fund at the time of a special meeting of
Holders of Preferred Shares to elect additional Trustees in accordance with Section 2.6(b)(i) shall not be affected by the election at such meeting by the Holders of Term Preferred
Shares and such other Holders of Preferred Shares of the
number of Trustees that they are entitled to elect, and the
Trustees so elected by the Holders of Term Preferred Shares
and such other Holders of Preferred Shares, together with the two (2) Trustees elected by the Holders of Preferred Shares in accordance with Section 2.6(a) hereof and the remaining
Trustees elected by the Holders of the Common Shares and
Preferred Shares, shall constitute the duly elected Trustees of the Fund.
                      (iv)	Terms of Office of Certain
Trustees to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional Trustees elected by the
Holders of the Preferred Shares pursuant to Section 2.6(b)(i)
shall terminate, the remaining Trustees shall constitute the Trustees of the Fund and the voting rights of the Holders of Preferred Shares to elect additional Trustees pursuant to
Section 2.6(b)(i) shall cease, subject to the provisions of the last sentence of Section 2.6(b)(i).
(c)	Holders of Term Preferred
Shares to Vote on Certain Matters.
                      (i)	Certain Amendments
Requiring Majority Approval of Term Preferred Shares.
Except as otherwise permitted by the terms of this
Supplement, so long as any Term Preferred Shares are
Outstanding, the Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the Term Preferred Shares of all Series Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Declaration or this Supplement whether by
merger, consolidation or otherwise, so as to (1) alter or abolish any preferential right of such Term Preferred Share or (2)
create, alter or abolish any right in respect of redemption of such Term Preferred Share; provided that a division, stock
split or reverse stock split of a Term Preferred Share shall not, by itself, be deemed to have any of the effects set forth in clause (1) or (2) of this Section 2.6(c)(i). For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Supplement, including any Appendix hereto.
                      (ii)	Certain Amendments
Requiring Majority Approval of Specific Series of Term
Preferred Shares. Except as otherwise permitted by the terms of this Supplement, and subject to Section 2.6(c)(iii), so long as any Term Preferred Shares of a Series are Outstanding, the
Fund shall not, without the affirmative vote or consent of the Holders of at least a majority of the Term Preferred Shares of such Series of Term Preferred Shares Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating to such Series of Term Preferred
Shares, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or
power set forth in such Appendix of the Term Preferred Shares of such Series or the Holders thereof; provided that a division, stock split or reverse stock split of a Term Preferred Share shall not, by itself, be deemed to violate the foregoing clause of this Section 2.6(c)(ii). For purposes of this Section
2.6(c)(ii), no matter shall be deemed to materially and
adversely affect any preference, right or power of a Term
Preferred Share of a Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such
Term Preferred Share or (ii) creates, alters or abolishes any right in respect of redemption of such Term Preferred Share.
For the avoidance of doubt, no vote of the holders of Common
Shares shall be required to amend, alter or repeal the
provisions of this Supplement, including any Appendix hereto.
                      (iii)	Certain Amendments
Requiring Unanimous Approval of Specific Series of Term
Preferred Shares. So long as any Term Preferred Shares of a
Series are Outstanding, the Fund shall not, without the unanimous vote or consent of the Holders of such Series of Term Preferred Shares Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating such Series of Term Preferred Shares, which provisions (w) obligate the Fund to pay the Term
Redemption Price on the Term Redemption Date for a Series of Term Preferred Shares, (x) obligate the Fund to accumulate dividends at the Dividend Rate (as set forth in this Supplement and the applicable Appendix hereto) for a Series of Term
Preferred Shares; (y) obligate the Fund to pay the Optional Redemption Premium (if any) provided for in the Appendix for such Series of Term Preferred Shares or (z) set forth the Liquidation Preference for a Series of Term Preferred Shares; provided that a division, stock split or reverse stock split of a Term Preferred Share shall not, by itself, be deemed to violate clause (w), (x), (y) or (z) of this Section 2.6(c)(iii). For the avoidance of doubt, no vote of the holders of Common Shares shall be required to amend, alter or repeal the provisions of this Supplement, including any Appendix hereto.


(iv)	1940 Act Matters. Unless a
higher percentage is provided for in
the Declaration,
the affirmative vote of the Holders of at least "a majority of the outstanding Preferred Shares," including Term Preferred
Shares Outstanding at the time, voting as a separate class, shall be required (A) to approve any conversion of the Fund from a closed-end to an open-end investment company, (B) to approve any plan of reorganization (as such term is defined in
Section 2(a)(33) the 1940 Act) adversely affecting such shares, or (C) to approve any other action requiring a vote of security holders of the Fund under Section 13(a) of the 1940 Act. For purposes of the foregoing, the vote of a "majority of the outstanding Preferred Shares" means the vote at an annual or special meeting duly called of (i) sixty-seven percent (67%) or more of such shares present at a meeting, if the Holders of more than fifty percent (50%) of such shares are present or represented by proxy at such meeting, or (ii) more than fifty percent (50%) of such shares, whichever is less.
                     (d)	Voting Rights Set Forth
Herein Are Sole Voting Rights. Unless otherwise required by
law, the Declaration or this Supplement, the Holders of Term Preferred Shares shall not have any relative rights or preferences or other special rights with respect to voting such Term Preferred Shares other than those specifically set forth in this Section 2.6.
                     (e)	No Cumulative Voting.
The Holders of Term Preferred Shares shall have no rights to cumulative voting.
                     (f)	Voting for Trustees Sole
Remedy for Fund's Failure to Declare or Pay  Dividends. In
the event that the Fund fails to pay any dividends on any
Series of Term Preferred Shares on the Dividend Payment
Date therefor, the exclusive remedy of the Holders of the Term Preferred Shares shall be the right to vote for Trustees pursuant to the provisions of this Section 2.6. Nothing in this
Section 2.6(f) shall be deemed to affect the obligation of the
Fund to accumulate and, if permitted by applicable law, the Declaration and this Supplement, pay dividends at the Default
Rate in the circumstances contemplated by Section 2.2(g)
hereof.
                     (g)	Holders Entitled to Vote.
For purposes of determining any rights of the Holders of Term Preferred Shares to vote on any matter, whether such right is created by this Supplement, by the Declaration, by statute or otherwise, no Holder of Term Preferred Shares shall be entitled to vote any Term Preferred Share and no Term Preferred Share shall be deemed to be "Outstanding" for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of
determination of shares entitled to vote or shares deemed outstanding for quorum purposes, as the case may be, the requisite Notice of Redemption with respect to such Term
Preferred Share shall have been given in accordance with this Supplement and Deposit Securities for the payment of the
Redemption Price of such Term Preferred Share shall have
been deposited in trust with the Redemption and Paying Agent for that purpose. No Term Preferred Share held (legally or beneficially) or controlled by the Fund shall have any voting rights or be deemed to be Outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
2.7	Rating Agencies. The Fund shall use commercially reasonable
efforts to cause at least one Rating Agencies to issue long-term credit ratings with respect to each Series of Term Preferred Shares for so long as such Series is Outstanding.
The Fund shall use commercially reasonable efforts to comply with any applicable Rating Agency
Guidelines. If a Rating Agency shall cease to rate the securities of closed-end management investment companies generally, the Fund shall terminate the designation of such Rating
Agency as a Rating Agency hereunder. The Fund may elect to terminate the designation of any Rating Agency as a Rating
Agency hereunder with respect to a Series of Term Preferred
Shares so long as either (x) immediately following such termination, there would be at least one Rating Agency with respect to such Series or (y) the Fund replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of such Series; provided that such replacement shall not occur unless such NRSRO shall have at the time of such replacement (i) published a rating for the Term Preferred Shares of such Series and (ii) entered into an agreement with the Fund to continue to publish such rating subject to such NRSRO's customary conditions. The Fund may also elect to designate one or more other NRSROs as Rating Agencies hereunder with respect to a Series of Term Preferred Shares by notice to the Holders of the Term
Preferred Shares. The Rating Agency Guidelines of any Rating
Agency may be amended by such Rating Agency without the vote, consent or approval of the Fund, the Board of Trustees or any Holder of Preferred Shares, including any Term Preferred Shares, or Common Shares.


	2.8	Issuance of Additional Preferred Shares. So
long as any Term Preferred Shares are Outstanding,
the Fund may, without the vote or consent of the Holders
thereof, authorize, establish and create and issue and sell
shares of one or more series of a class of senior securities of the Fund representing stock under Section 18 of the 1940 Act ranking on a parity with Term Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Fund, in addition to then Outstanding Series of Term
Preferred Shares, and authorize, issue and sell additional
shares of any such series of a class of senior securities (including any Series of Preferred Shares) then outstanding or so established and created, including additional Series of
Term Preferred Shares, in each case in accordance with
applicable law, provided that the Fund shall, immediately
after giving effect to the issuance of such senior securities representing stock and to its receipt and application of the proceeds thereof, including to the redemption of senior securities representing stock with such proceeds, have Asset Coverage (calculated in the same manner as is contemplated by Section 2.4(b) hereof) of at least 225%.
	2.9	Valuation. With respect to portfolio
investments owned by the Fund, the Fund shall value
such
portfolio investments in a manner consistent with its valuation policy, as the same may be amended, supplemented, waived or otherwise modified in a manner not prohibited by this
Supplement, which shall provide for valuation of at least 80%
(by Market Value) of all assets of the Fund utilizing an independent third-party valuation or pricing service that has been approved by the Board of Trustees.
	2.10	Monthly Reporting of Net Asset Value and
Schedule of Investments. Within 10 Business Days
after the last Business Day of any calendar month, the Fund
shall furnish to the Holders of Term Preferred Shares,
beneficial owners of Term Preferred Shares and, upon request by a Holder of Term Preferred Shares and approval by the
Fund (which approval shall not be unreasonably withheld, conditioned or delayed), prospective investors in Term
Preferred Shares: (a) management's unaudited estimate of the Fund's net asset value; and (b) the Fund's unaudited
Consolidated Schedule of Investments, in each case, as of the close of business on the last Business Day of such calendar month. To the extent the materials provided pursuant to this
Section 2.10 are not otherwise publicly available, the Fund
may satisfy its obligation to make such materials available by granting access to a website on which such materials are posted and the Fund may make such website subject to (i)
customary terms and conditions with respect to the use and disclosure of such information and (ii) password or other login protection so long as the Fund provides any password or other login information to any person that is a Holder of Term
Preferred Shares, beneficial owner of Term Preferred Shares
or, upon request by a Holder of Term Preferred Shares and
approval by the Fund (which approval shall not be
unreasonably withheld, conditioned or delayed), prospective investors in Term Preferred Shares.
	2.11	Status of Redeemed or Repurchased Term
Preferred Shares. Term Preferred Shares that at any
time have been redeemed or purchased by the Fund shall, after such redemption or purchase, have the status of authorized but unissued Preferred Shares.
	2.12	Global Shares. Unless the Board of Trustees
determines otherwise, the Term Preferred Shares will
be issued in book-entry form as global securities. Such global securities will be deposited with, or on behalf of, the
Depository Trust Company and registered in the name of Cede
& Co., its nominee. Beneficial interests in the global securities will be held only through the Depositary Trust Company and any of its participants.
	2.13	Notice. All notices or communications
hereunder, unless otherwise specified in this
Supplement,
shall be sufficiently given if in writing and delivered in person, by telecopier, by other Electronic Means or by overnight delivery. Notices delivered pursuant to this Section 2.13 shall be deemed given on the date received. Notices given by
Electronic Means to the Redemption and Paying Agent and the Custodian shall be sent by such means to their representatives set forth in the Redemption and Paying Agent Agreement and
the Custodian Agreement, respectively.
	2.14	Termination. In the event that no Term
Preferred Shares of a Series are Outstanding, all rights and preferences of the Term Preferred Shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Fund under this Supplement with respect to such Series shall terminate, other than in respect of the payment of and the right to receive the Redemption Price in accordance with Section 2.5 of this Supplement.


	2.15	Appendices. The designation of each Series
of Term Preferred Shares shall be set forth in an
Appendix to this Supplement. The Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise provided by this Supplement or required by applicable law) (1) amend the Appendix to this Supplement relating to a Series so as to reflect any amendments to the terms applicable to such Series including an increase in the number of authorized shares of such Series and (2) add additional Series of Term Preferred Shares by including a new Appendix to this Supplement relating to such Series.
	2.16	Actions on Other than Business Days.
Unless otherwise provided herein, if the date for
making
any payment, performing any act or exercising any right, in
each case as provided for in this Supplement, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.
	2.17	Modification. To the extent permitted by
applicable law and subject to the provisions of
Section
2.6(c), the Board of Trustees, without the vote of the Holders of Term Preferred Shares, may interpret, supplement or amend the provisions of this Supplement or any Appendix hereto to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Preferred Shares of the Fund.
	2.18	Transfers.
                     (a)	A Holder of any Term
Preferred Shares of any Series may sell, transfer or otherwise dispose of Term Preferred Shares only in whole shares and only to Persons that such Holder reasonably believes are "qualified institutional buyers" (as defined in Rule 144A under the Securities Act or any successor provision) in accordance with Rule 144A under the Securities Act or any successor provision. The restrictions on transfer contained in this Section 2.18(a) shall not apply to any Term Preferred Shares that are being registered and sold pursuant to an effective registration statement under the Securities Act or to any subsequent transfer of such Term Preferred Shares, in each case unless the proposed transferee is included on a list on a password-protected website made available to Holders of the Term
Preferred Shares (the "Prohibited Transferee List"). Any modification, amendment or addition to the Prohibited
Transferee List shall be subject to the same approval requirements as a modification or amendment to this
Supplement, including the provisions of Section 2.6(c).
                     (b)	If at any time the Fund is
not furnishing information pursuant to Section 13 or 15(d) of the Exchange Act, in order to preserve the exemption for
resales and transfers under Rule 144A, the Fund shall furnish, or cause to be furnished, to Holders of Term Preferred Shares and prospective purchasers of Term Preferred Shares, upon request, information with respect to the Fund satisfying the requirements of subsection (d)(4) of Rule 144A.
	2.19	Agreed Tax Treatment. The Fund shall, and
each Holder of any Term Preferred Shares, by virtue
of acquiring Term Preferred Shares, shall be deemed to have agreed to, treat the Term Preferred Shares as equity in the
Fund for U.S. federal, state and local income and other tax purposes, applicable state law and the 1940 Act, provided that, for the avoidance of doubt, the Fund and any Holder may treat the Term Preferred Shares as other than equity for purposes of financial reporting in accordance with generally accepted accounting principles.
	2.20	Other. This Supplement is being entered into
pursuant to Section 6.2 of the Declaration and shall be considered part of the governing instrument of the Fund. As provided in such Section of the Declaration, to the extent the provisions set forth in this Supplement conflict with the provisions of the Declaration with respect to any such rights, powers and privileges of the Term Preferred Shares, this Supplement shall control. Except as contemplated by the immediately preceding sentence, the Term Preferred Shares, and the Holders thereof, shall otherwise be subject to, bound by and entitled to the benefits of the Declaration and its provisions relating to Shares and Shareholders. In connection with the entering into of this Supplement and with respect to all matters related in any way to this Supplement, the Trustees shall be entitled to all of the benefits, rights, protections, indemnities, limitations of liability and other provisions of the Declaration.




       IN WITNESS WHEREOF, FS Global Credit
Opportunities Fund has caused this Supplement to be signed on August 9, 2018 in its name and on its behalf by a duly authorized officer.



[Signature Page to the Supplement to the Amended and Restated Declaration of Trust Establishing and
Fixing the Rights and  Preferences of the Term
Preferred Shares]


FS GLOBAL CREDIT OPPORTUNITIES FUND
TERM PREFERRED SHARES, SERIES 2023 -
FLOATING RATE
Preliminary Statement and Incorporation By Reference
       This Appendix establishes a Series of Term Preferred Shares of FS Global Credit Opportunities Fund. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Term Preferred Shares in that "Supplement to the Amended and Restated Declaration of Trust Establishing and Fixing the Rights and Preferences of the Term Preferred Shares" dated August 9,
2018 (the "TPS Supplement"). This Appendix has been
adopted by resolution of the Board of Trustees, or a duly authorized committee thereof, of FS Global Credit
Opportunities Fund. Capitalized terms used herein but not defined herein have the respective meanings therefor set forth in the TPS Supplement.
Section 1.	Designation as to Series.
       Series 2023-A Term Preferred Shares: A series of forty-five thousand (45,000) Preferred Shares classified as Term Preferred Shares is hereby designated as the "Term Preferred Shares, Series 2023 - Floating Rate" (the "Series 2023-A Term Preferred Shares"). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration and the TPS Supplement (except as the TPS Supplement may be expressly modified by this Appendix), as are set forth in this Appendix A. The Series 2023-A Term Preferred Shares shall constitute a separate series of Term Preferred Shares and each Series 2023-A Term Preferred Share shall be identical. The following terms and conditions shall apply solely to the Series 2023-A Term Preferred Shares:
Section 2.	Number of Authorized Shares of Series.
The number of authorized shares is forty-five
thousand (45,000).
Section 3.	Date of Original Issue with respect to Series.
The Date of Original Issue is August 9, 2018.
Section 4.	Dividend Rate Applicable to Series.
       The Dividend Rate for Series 2023-A Term Preferred Shares shall equal the three-month LIBOR based on the U.S. dollar that is published two Business Days prior to the Dividend Period plus 1.85% per annum. Notwithstanding the preceding sentence, if LIBOR has been permanently discontinued, the Fund shall use, as a substitute for LIBOR and for each future Dividend Rate, the Alternative Rate. As part of such substitution, the Fund shall make such adjustments to the Alternative Rate or the spread thereon, as well as the Business Day convention, the Dividend Rate and related provisions and definitions, in each case that are consistent with accepted market practice for the use of such Alternative Rate for preferred equity such as the Series 2023-A Term Preferred Shares.
Section 4.	Liquidation Preference Applicable to Series.
The Liquidation Preference is $1,000 per share.


Section 5.	Term Redemption Date Applicable to
Series.
The Term Redemption Date is August 1, 2023.
Section 6.	Dividend Payment Dates Applicable to
Series.
The Dividend Payment Dates are the first Business Day of
each calendar quarter, commencing on October
1, 2018.
Section 7	Exceptions to Certain Definitions
Applicable to the Series.
       The following definitions contained under the
heading "Definitions" in the TPS Supplement are hereby
amended as follows:
Not applicable.
Section 8.	Additional Definitions Applicable to the
Series.
       The following terms shall have the following
meanings (with terms defined in the singular having
comparable meanings when used in the plural and vice versa), unless the context otherwise requires:
    "Alternative Rate" means, if LIBOR has been
permanently discontinued, the alternative reference rate selected by the central bank, reserve bank, monetary authority or any similar institution (including any committee or working group thereof) in the jurisdiction of the applicable index currency that is consistent with accepted market practice.
    "Dividend Period" means, with respect to the Series
2023-A Term Preferred Shares, in the case of the first
Dividend Period, the period beginning on the Date of Original Issue for such Series of Term Preferred Shares and ending on and including September 30, 2018 and, for each subsequent
Dividend Period, the period beginning on and including the
first calendar day of the calendar quarter following the quarter in which the previous Dividend Period ended and ending on and including the last calendar day of such quarter (or, if earlier, on the date on which such Series 2023-A Term
Preferred Share is redeemed).
"LIBOR" means the London InterBank Offered Rate.
    "Optional Redemption Premium" means with respect to
each Series 2023-A Term Preferred Share an amount equal to:
    (A)	if the Optional Redemption Date occurs on a date
that is prior to August 1, 2019, 0.50% of the Liquidation Preference for such Series 2023-A Term Preferred Share; or
    (B)	if the Optional Redemption Date occurs on a date
that is on or after August 1, 2019, 0.00% of the Liquidation Preference for such Series 2023-A Term Preferred Share;
    provided, however, that the Optional Redemption
Premium shall equal 0.00% of the Liquidation Preference for
any Series 2023-A Term Preferred Share redeemed pursuant
to Corrective Action taken for failure to maintain Asset
Coverage of at least 225%.
    "Optional Redemption Price" means an amount equal to
(x) the Liquidation Preference plus (y) the Optional
Redemption Premium in effect on such Optional Redemption
Date plus (z) an amount equal to all unpaid dividends and distributions on such shares accumulated to (but excluding)
such Optional Redemption Date.
Section 9.	Amendments to Terms of Term Preferred
Shares Applicable to the Series.
       The following provisions contained under the heading "Terms Applicable to all Series of Term Preferred
Shares" in the TPS Supplement are hereby amended as follows:
The final sentence of Section 2.2(a) shall be amended and restated in its entirety as follows:


"Dividends payable on Series 2023-A Term Preferred
Shares in respect of any period of less than a full
Dividend Period, including in connection with the first Dividend Period or upon any redemption of Series 2023-A Term Preferred Shares, shall be computed on the basis of a 360-day year and the actual number of days elapsed during the period."


        IN WITNESS WHEREOF, FS Global Credit
Opportunities Fund has caused this Appendix to be signed on August 9, 2018 in its name and on its behalf by a duly authorized officer.

FS Global Credit Opportunities Fund

By:

Name: Michael C. Forman

Title: Chief Executive Officer


[Signature Page to Appendix to
the Supplement to the Amended and Restated Declaration of Trust
Establishing and Fixing the Rights and
Preferences of the Term Preferred Shares]


   FS GLOBAL CREDIT
OPPORTUNITIES FUND
TERM PREFERRED SHARES,
SERIES 2023 - FIXED RATE
Preliminary Statement and
Incorporation By Reference
       This Appendix establishes a Series of Term Preferred Shares of FS Global Credit Opportunities Fund. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Term Preferred Shares in that "Supplement to the Amended and Restated Declaration of Trust Establishing and Fixing the Rights and Preferences of the Term Preferred Shares" dated August 9,
2018 (the "TPS Supplement"). This Appendix has been
adopted by resolution of the Board of Trustees, or a duly authorized committee thereof, of FS Global Credit
Opportunities Fund. Capitalized terms used herein but not
defined herein have the respective meanings therefor set forth in the TPS Supplement.
Section 1.	Designation as to Series.
       Series 2023-B Term Preferred Shares: A series of fifty-five thousand (55,000) Preferred Shares classified as
Term Preferred Shares is hereby designated as the "Term
Preferred Shares, Series 2023 - Fixed Rate" (the "Series 2023-
B Term Preferred Shares"). Each share of such Series shall
have such preferences, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Declaration and the TPS Supplement (except as the TPS
Supplement may be expressly modified by this Appendix), as
are set forth in this Appendix B. The Series 2023-B Term Preferred Shares shall constitute a separate series of Term Preferred Shares and each Series 2023-B Term Preferred Share shall be identical. The following terms and conditions shall apply solely to the Series 2023-B Term Preferred Shares:
Section 2.	Number of Authorized Shares of Series.
The number of authorized shares is fifty-five
thousand (55,000).
Section 3.	Date of Original Issue with respect to Series.
The Date of Original Issue is August 9, 2018.
Section 4.	Dividend Rate Applicable to Series.
The Dividend Rate for Series 2023-B Term Preferred
Shares shall equal 4.818% per annum.
Section 4.	Liquidation Preference Applicable to Series.
The Liquidation Preference is $1,000 per share.
Section 5.	Term Redemption Date Applicable to Series.
The Term Redemption Date is August 1, 2023.
Section 6.	Dividend Payment Dates Applicable to
Series.
       The Dividend Payment Dates are February 1 and
August 1 of each year, commencing on February 1, 2019 (or, if such day is not a Business Day, the next succeeding
Business Day).


Section 7.	Exceptions to Certain Definitions
Applicable to the Series.
       The following definitions contained under the
heading "Definitions" in the TPS Supplement are hereby
amended as follows:
       "Optional Redemption Price" means, with respect to
the Series 2023-B Term Preferred Shares, an amount equal to
the greater of (x) the Liquidation Preference of such Series of Term Preferred Shares and (y) the sum of (a) the present value of the Liquidation Preference and (b) the present value of all remaining scheduled dividend payments that would be payable from (and including) the Optional Redemption Date to (and including) the Term Redemption Date, in each case, discounted to the Optional Redemption Date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate + 198 bps, and in the case of both (x) and (y) plus an amount equal to all unpaid dividends and other distributions accumulated to (but excluding) the Optional Redemption Date (whether or not earned or declared, but excluding interest thereon). For the avoidance of doubt, this Optional Redemption Price does not apply to any Series 2023-B Term Preferred Shares redeemed pursuant to
Corrective Action for failure to maintain Asset Coverage of at least 225%.
Section 8.	Additional Definitions Applicable to the
Series.
       The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:
     "Comparable Treasury Issue" means the United States Treasury security or securities selected by an Independent Investment Banker as having an actual or interpolated maturity comparable to August 1, 2023, that would be utilized, at the time of selection and in accordance with customary financial practice, in pricing new issues of corporate preferred securities with a maturity comparable to August 1, 2023.
     "Comparable Treasury Price" means, with respect to any Optional Redemption Date, (1) the average of the Reference Treasury Dealer Quotations for such Optional Redemption Date, after excluding the highest and lowest such Reference Treasury Dealer Quotation or (2) if the Independent Investment Banker obtains fewer than four such Reference Treasury Quotations, the average of all such quotations.
     "Dividend Period" means, with respect to the Series
2023-B Term Preferred Shares, in the case of the first
Dividend Period, the period beginning on the Date of Original Issue for such Series of Term Preferred Shares and ending on and including January 31, 2019 and, for each subsequent
Dividend Period, the period beginning on the Dividend
Payment Date for the previous Dividend Period and ending on and including the calendar day immediately preceding the Dividend Payment Date for such semi-annual Dividend Period
(or, if earlier, on the date on which such Series 2023-B Term Preferred Share is redeemed).
"Independent Investment Banker" means one of the Reference Treasury Dealers appointed by the Fund.
     "Optional Redemption Premium" means with respect to each Series 2023-B Term Preferred Share an amount equal to 0.00% of the Liquidation Preference for such Series 2023-B
Term Preferred Share.
     "Reference Treasury Dealer" means each of any four primary U.S. Government securities dealers in the United
States of America selected by the Fund.
     "Reference Treasury Dealer Quotation" means, with respect to each Reference Treasury Dealer and any Optional Redemption Rate, the average, as determined by the Independent Investment Banker, of the bid and asked price for the Comparable Treasury Issue (expressed in each case as a percentage of its Liquidation Preference) quoted in writing to the Independent Investment Banker by such Reference
Treasury Dealer at 3:30 pm New York City time on the third Business Day preceding such Optional Redemption Date.
     "Treasury Rate" means, with respect to any Optional Redemption Date, the rate per annum equal to the semiannual equivalent yield to maturity or interpolated maturity (on a day count basis) of the Comparable Treasury Issue, calculated using a price for the Comparable Treasury Issue (expressed as a percentage of its Liquidation Preference) equal to the Comparable Treasury Price for such Optional Redemption
Date


       The following provisions contained under the heading "Terms Applicable to all Series of Term Preferred
Shares" in the TPS Supplement are hereby amended as follows:
Not applicable.


       IN WITNESS WHEREOF, FS Global Credit
Opportunities Fund has caused this Appendix to be signed on August 9, 2018 in its name and on its behalf by a duly authorized officer.

FS Global Credit Opportunities Fund

By:
Name: Michael C. Forman
Title: Chief Executive Officer

[Signature Page to Appendix to
the Supplement to the Amended and Restated Declaration of Trust
Establishing and Fixing the Rights and
Preferences of the Term Preferred Shares]